UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/30/09

Item 1.  Schedule of Investments.

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 93.3%
	COMMERCIAL SERVICES - 19.9%
5,000	American Public Education, Inc. *		$ 198,050
10,000	Grand Canyon Education, Inc. *		167,800
20,000	MSCI, Inc. *		488,800
17,000	Solera Holdings, Inc. *		431,800
9,000	Visa, Inc.		560,340
			1,846,790
	ELECTRIC - 4.9%
10,000	ITC Holdings Corp.		453,600

	HEALTHCARE PRODUCTS - 5.7%
16,600	Mead Johnson Nutrition Co. *		527,382

	HEALTHCARE SERVICES - 14.8%
15,000	athenahealth, Inc. *		555,150
25,000	MedAssets, Inc. *		486,250
20,000	Medidata Solutions, Inc. *		327,600
			1,369,000
	INTERNET - 18.0%
5,000	Changyou.com Ltd. - ADR *		191,900
28,200	Constant Contact, Inc. *		559,488
14,000	Perfect World Co. Ltd. - ADR *		400,400
37,000	Rackspace Hosting, Inc. *		512,820
			1,664,608
	REITS - 1.3%
10,000	Cypress Sharpridge Investments, Inc. *		119,000

	RETAIL - 4.7%
10,000	Lumber Liquidators, Inc. *		157,600
10,000	Rosetta Stone, Inc. *		274,400
			432,000
	SOFTWARE - 11.5%
20,000	ArcSight, Inc. *		355,400
10,000	Salesforce.com, Inc. *		381,700
20,000	SolarWinds, Inc. *		329,800
			1,066,900
	TELECOMMUNICATIONS - 8.0%
12,000	Cellcom Israel Ltd.		318,840
22,100	DigitalGlobe, Inc. *		424,320
			743,160
IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value

	WATER - 4.5%
22,000	American Water Works Co., Inc.		$ 420,420

	TOTAL COMMON STOCK (Cost - $7,352,531)		8,642,860

	SHORT-TERM INVESTMENTS - 5.2%
241,670	Dreyfus Institutional Reserves Money Fund		241,670
241,670	Milestone Treasury Obligations Portfolio		241,670
	TOTAL SHORT-TERM INVESTMENTS (Cost - $483,340)		483,340

	TOTAL INVESTMENTS - 98.5% (Cost - $7,835,871)		$ 9,126,200
	OTHER ASSETS LESS LIABILITIES - 1.5%		140,731
	NET ASSETS - 100.0%		$ 9,266,931

*	Non-income producing security.
	ADR - American Depositary Receipts
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At June 30, 2009 net unrealized depreciation for all securities based on tax cost was $1,290,330. This consists of
	aggregate gross unrealized appreciation of $1,363,203 and aggregate gross unrealized depreciation of $(72,873).

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157) Fair Value Measurements

	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of June 30, 2009

	Valuation Inputs	Investment in Securities	Other Financial Instruments*
	Level 1 - Quoted Prices	$ 8,642,860	$ -
	Level 2 - Other Significant Observable Prices	483,340	-
	Level 3 - Significant Unobservable Inputs	-	-
	TOTAL	$ 9,126,200	$ -
	* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

8/24/09

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

8/24/09